CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income, Net of Tax, Portion Attributable to Parent
Other comprehensive income tax	$ 0	$ 0	$ 0